Earnings Per Share - Schedule of Amounts Used to Calculate Basic and Diluted Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Earnings per share [line items]
Profit/(Loss) attributable to shareholders of the Parent Company	€ 121,529	€ 51,482	[1]	€ (136,001)	[1]
Weighted average number of shares for basic earnings per share (in shares)	247,015,882	237,545,736		203,499,933
Weighted average number of shares for diluted earnings per share (in shares)	252,363,769	240,647,513		203,499,933
Basic earnings per share in Euro (in EUR per share)	€ 0.49	€ 0.22	[1]	€ (0.67)	[1]
Diluted earnings per share in Euro (in EUR per share)	€ 0.48	€ 0.21	[1]	€ (0.67)	[1]
Long Term Incentive Awards
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	1,775,976	946,990		0
Performance share units
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	1,149,273	1,031,673		0
CEO Remuneration
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	1,134,108	1,081,513		0
Initial Public Offering Performance Share Units
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	790,000	0		0
Long-Term Equity Incentives
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	307,242	0
Non-Executive Directors Remuneration
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	149,836	41,601		0
Restricted Stock Units Plan 2023
Earnings per share [line items]
Adjustments for calculation of diluted earnings per share (in shares)	41,452	0		0

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.